LOANS, NET (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Direct loans
Loans		S/ 77,712,186	S/ 71,792,562
Leasing receivables		7,401,018	8,302,898
Credit card		6,880,017	7,036,975
Discounted notes		1,999,099	1,921,403
Factoring receivables		1,722,436	1,428,571
Advances and overdrafts in current account		113,630	151,613
Refinanced loans		915,493	844,830
Restructured loans		121	126
Total direct loans		96,744,000	91,478,978
Internal overdue loans and under legal collection loans		3,020,914	2,620,411
Direct loans including internal overdue loans and under legal collection loans		99,764,914	94,099,389
Accrued interest		779,684	784,391
Unearned interest		(66,823)	(114,879)
Total direct loans		100,477,775	94,768,901
Allowance for loan losses		(4,500,498)	(4,207,133)
Total direct loans, net		95,977,277	90,561,768
Indirect loans, Note 20	[1]	S/ 19,369,559	S/ 19,831,985

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position. Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary.